UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    RLR Capital Partners, LP
Address: 152 West 57th Street, 21st Fl
         New York, NY  10019

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Megan M. Garufi
Title:     Chief Financial Officer
Phone:     (212) 903-2760

Signature, Place, and Date of Signing:

       /s/  Megan M. Garufi     New York, NY     February 02, 2007

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     23

Form13F Information Table Value Total:     $122,010 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
1 800 FLOWERS COM              CL A             68243Q106     4508   731783 SH       SOLE                   731783        0        0
BEARINGPOINT INC               COM              074002106     7959  1011358 SH       SOLE                  1011358        0        0
BISYS GROUP INC                COM              055472104     1345   104200 SH       SOLE                   104200        0        0
CALLAWAY GOLF CO               COM              131193104     5425   376450 SH       SOLE                   376450        0        0
CKE RESTAURANTS INC            COM              12561E105     6422   349000 SH       SOLE                   349000        0        0
COMCAST CORP NEW               CL A             20030N101     3896    92030 SH       SOLE                    92030        0        0
G & K SVCS INC                 CL A             361268105     6548   168363 SH       SOLE                   168363        0        0
GOODMAN GLOBAL INC             COM              38239A100     4986   289900 SH       SOLE                   289900        0        0
GRUPO TELEVISA SA DE CV        SP ADR REP ORD   40049J206     1396    51700 SH       SOLE                    51700        0        0
HYPERCOM CORP                  COM              44913M105     3423   539100 SH       SOLE                   539100        0        0
INFOCROSSING INC               COM              45664X109    22570  1384643 SH       SOLE                  1384643        0        0
JACUZZI BRANDS INC             COM              469865109     9438   759277 SH       SOLE                   759277        0        0
LODGENET ENTMT CORP            COM              540211109     4569   182523 SH       SOLE                   182523        0        0
NOVELIS INC                    COM              67000X106     7079   254200 SH       SOLE                   254200        0        0
PAXAR CORP                     COM              704227107     1349    58500 SH       SOLE                    58500        0        0
PHI INC                        COM NON VTG      69336T205     1338    40893 SH       SOLE                    40893        0        0
SAKS INC                       COM              79377W108     6585   369550 SH       SOLE                   369550        0        0
SAPIENT CORP                   COM              803062108     5534  1007943 SH       SOLE                  1007943        0        0
TEKELEC                        COM              879101103     5728   386218 SH       SOLE                   386218        0        0
TYCO INTL LTD NEW              COM              902124106     2766    91000 SH       SOLE                    91000        0        0
USI HLDGS CORP                 COM              90333H101     4877   317538 SH       SOLE                   317538        0        0
UST INC                        COM              902911106     2840    48800 SH       SOLE                    48800        0        0
WILLIAMS SONOMA INC            COM              969904101     1429    45450 SH       SOLE                    45450        0        0